Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes Payable [Abstract]
Convertible notes payable		$ 98,903	$ (152,000)
Notes payable	400,000
Accrued interest	3,918	(13,250)	3,316
Financing costs		(3,317)	(12,000)
Amortization of financing costs		22,721	2,529
Beneficial conversion feature		(111,370)	(124,690)
Amortization of beneficial conversion feature		204,119	31,941
Notes payable	$ 403,918		$ 53,097